Employee benefit - Defined Benefit Obligations (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Defined benefit obligations	€ 3,879	€ 4,177
Allowance for retirement defined benefit
Disclosure of defined benefit plans [line items]
Defined benefit obligations	3,411	3,713
Allowance for seniority awards
Disclosure of defined benefit plans [line items]
Defined benefit obligations	€ 468	€ 463